Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
On-balance sheet assets at carrying value
Securities	$ 121,310	$ 101,664
Loans	390,856
On-balance sheet liabilities at carrying value
Deposits	11,224	14,380
Derivatives	25,113	20,973
Single seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	26
Loans	87
Assets	113	102
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	113
Liquidity, credit facilities and commitments	7,137
Maximum exposure to loss, net of hedges	7,250	7,238
Third party structured vehicles continuing [member]
On-balance sheet assets at carrying value
Securities	1,930
Loans	1,415
Assets	3,345	3,347
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3,345
Liquidity, credit facilities and commitments	2,358
Maximum exposure to loss, net of hedges	5,703	5,003
Structured vehicles run-off [member]
On-balance sheet assets at carrying value
Securities	3
Assets	3	3
On-balance sheet liabilities at carrying value
Derivatives	112
Liabilities	112	131
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3
Notional of written derivatives, less fair value losses	27
Liquidity, credit facilities and commitments	13
Less: hedges of investments, loans and written derivatives exposure	(30)
Maximum exposure to loss, net of hedges	13	13
Other [member]
On-balance sheet assets at carrying value
Securities	320
Investments in equity-accounted associates and joint ventures	12
Assets	332	303
On-balance sheet liabilities at carrying value
Deposits	302
Liabilities	302	1,600
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	332
Liquidity, credit facilities and commitments	127
Less: hedges of investments, loans and written derivatives exposure	(41)
Maximum exposure to loss, net of hedges	$ 418	$ 368